ACCOUNTS RECEIVABLE, NET - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Allowance for doubtful accounts:
Balance at beginning of year/period	¥ 2,993	¥ 3,535
Addition	(7,483)	(3,220)
Written off	4,193	3,762
Balance at end of year/period	¥ 6,283	¥ 2,993